Debentures	12 Months Ended
Dec. 31, 2025
Disclosure Of Borrowings [Abstract]
Debentures

11. Debentures

The Company's debentures pay interest at a coupon rate between 8 - 10% per annum. Payments of interest and principal are made to debenture holders on a quarterly basis on the first business day following the end of a calendar quarter, at the Company's option either in cash or Common Shares.

	As at
	December 31, 2025	December 31, 2024
Principal balance	32,685	35,257
Discount	(1,501)	(701)
	31,184	34,556
Interest payable	702	731
	31,886	35,287

	As at
	December 31, 2025	December 31, 2024
Balance, beginning of the period	35,287	36,783
Principal repayments	(2,333)	(2,192)
Discount accretion	553	687
Modification	(1,345)	(364)
Other	(276)	373
Balance, end of the period	31,886	35,287

The debentures are secured by the assets of the Company, governed by the terms of a trust deed and, among other things, are subject to a subordination agreement to the credit facility which effectively extends the individual maturity dates of the debentures to January 2, 2029 which is the maturity date of the credit facility.

As at March 1, 2025, the Company adjusted the amortised cost of the debentures to give effect to the amended maturity date of the Company's senior secured credit facility from January 2, 2026 to January 2, 2029. The Company determined this constituted a non-substantial modification of the existing debentures and the amortised cost of the debentures was recalculated by discounting the revised estimated future cash flows at the existing effective interest rate. The impact of the modification was recorded in revaluation gain (loss) in the consolidated statements of operations and comprehensive income (loss).

11. Debentures (Continued from previous page)

The debenture principal repayment dates, after giving effect to the subordination agreement referenced above, are as follows:

	Principal component of quarterly payment	Principal due on maturity	Total
2026	2,249	—	2,249
2027	2,434	—	2,434
2028	2,635	—	2,635
2029	662	24,705	25,367
	7,980	24,705	32,685

The debenture repayments are payable in either cash or Common Shares at Orion Digital's option. The number of Common Shares required to settle the repayments is variable based on the Company's share price at the repayment date.